Significant Concentrations of Credit Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FDIC insured limit amount	$ 250,000	$ 250,000
Accounts Receivable [Member] | Two Unrelated Customers [Member]
Concentrations of credit risk percentage	20.00%
Accounts Receivable [Member] | Unrelated Customer One [Member]
Concentrations of credit risk percentage	10.00%	14.00%
Accounts Receivable [Member] | Unrelated Customer Two [Member]
Concentrations of credit risk percentage	10.00%	12.00%
Accounts Receivable [Member] | Three Unrelated Customers [Member]
Concentrations of credit risk percentage		36.00%
Accounts Receivable [Member] | Unrelated Customer Three [Member]
Concentrations of credit risk percentage		10.00%
FDIC, Australian Securities and Investments Commission [Member]
FDIC insured limit amount	$ 186,000
USA [Member]
Balance threshold amount	250,000
Australia [Member]
Balance threshold amount	133,578	$ 265,273
Maximum [Member] | United States and Australia [Member]
FDIC insured limit amount	$ 250,000